SECURED BORROWING (Schedule of Maturity Profile of Secured Borrowings) (Details) - Dec. 31, 2016 - Secured borrowings [Member] ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Secured borrowings [Line Items]
Within one year	¥ 79,613	$ 11,467
Between one and two years	85,105	12,258
Between two and three years	81,603	11,753
Between three and four years	81,896	11,795
Total	¥ 328,217	$ 47,273